Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Repurchases of shares	$ (14,057)	[1]	$ (14,571)	$ (18,547)
Number of shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	6,524,109,049		7,003,503,393
Repurchases of shares (in shares)	(409,077,891)		(479,394,344)
Ending balance (in shares)	6,115,031,158		6,524,109,049	7,003,503,393
Repurchases of shares	$ (34)	[1]	$ (40)	$ (57)
Number of shares | Nominal value $ million
Disclosure of classes of share capital [line items]
Beginning balance	544		584
Repurchases of shares	(34)		(40)
Ending balance	$ 510		$ 544	$ 584

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 27).